Filed electronically with the Securities and Exchange Commission on December 18, 2012

                File No.  033-86070
                File No.  811-08606

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|__|
Pre-Effective Amendment No	|__|
Post-Effective Amendment No. 33	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 35	|X|

DWS TARGET DATE SERIES
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette
DWS TARGET DATE SERIES
One Beacon Street, Boston MA  02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ___________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ___________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS LifeCompass Retirement Fund – Classes A, B, C and S
•	DWS LifeCompass 2015 Fund – Classes A, B, C and S
•	DWS LifeCompass 2020 Fund – Classes A, B, C and S
•	DWS LifeCompass 2030 Fund – Classes A, B, C and S
•	DWS LifeCompass 2040 Fund – Classes A, C and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of December 2012.

                                                                                          DWS TARGET DATE SERIES
By:  /s/W. Douglas Beck
        W. Douglas Beck*
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	December 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 15, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 15, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 15, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	December 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	December 15, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	December 15, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 15, 2012

/s/William McClayton
William McClayton*	Trustee	December 15, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 15, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 15, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 15, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on November 29, 2011; and as filed on November 25, 2008 in Post-Effective Amendment No. 25 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase